DEBT AND OBLIGATIONS UNDER CAPITAL LEASES DEBT AND OBLIGATIONS UNDER CAPITAL LEASES (Tables)	6 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Schedule of tranches [Table Text Block]
The debt is divided into three tranches, with the following general terms, in line with the original facility:

Tranche	Proportion of debt	Term of loan	Repayment terms
K-Sure	40%	12 years	Semi-annual installments
KEXIM	40%	12 years	Semi-annual installments
Commercial	20%	5 years	Semi-annual installments, unpaid balance to be refinanced after 5 years